Income Tax (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Income Tax (Details) [Line Items]
Tax rate	17.00%	17.00%	17.00%	17.00%
Corporate tax rate					35.00%
Percentage of corporate income tax credit				100.00%
Taxpayer annual taxable rate			3.00%
Turnover price (in Euro) | €		€ 750	€ 750	€ 750
Global revenue threshold (in Euro) | €		€ 750
Tax losses (in Dollars)	$ 30,230
Bottom of Range [Member]
Income Tax (Details) [Line Items]
Tax rate				15.00%
Corporate tax rate					30.00%
Capital tax rate			10.00%
Tax carryforward year limit	12 years	12 years
Top of Range [Member]
Income Tax (Details) [Line Items]
Corporate tax rate					35.00%
Capital tax rate			15.00%
Tax carryforward year limit	17 years	17 years
Sofgen Pharma S.A. [Member]
Income Tax (Details) [Line Items]
Tax losses (in Dollars)	$ 23,833
Rymco Medical [Member]
Income Tax (Details) [Line Items]
Tax losses (in Dollars)	$ 3,514